LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
LONG-TERM INVESTMENTS.
Schedule of long term investments

	Ownership
December 31,	Interest	2013	2012
(millions of Canadian dollars)
Equity Investments
Joint Ventures
Liquids Pipelines
Chicap Pipeline	43.8%	29	27
Mustang Pipeline	30.0%	23	21
Seaway Pipeline	50.0%	2,048	1,385
Gas Pipelines, Processing and Energy Services
Offshore - various joint ventures	22.0% - 74.3%	401	391
Vector	60.0%	125	130
Alliance Pipeline US	50.0%	201	181
Aux Sable	42.7% - 50.0%	306	266
Other	33.3% - 70.0%	11	10
Sponsored Investments
Alliance Pipeline Canada	50.0%	165	179
Texas Express Pipeline	35.0%	396	183
Other	50.0%	62	35
Other Equity Investments
Corporate
Noverco Common Shares	38.9%	-	-
Other	16.3% - 49.99%	56	55
Other Long-Term Investments
Corporate
Noverco Preferred Shares		287	246
Other		102	66
		4,212	3,175

Summary of income statement of the entity's interest in unconsolidated equity investments of joint ventures

Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Revenues	1,212	956	827
Commodity costs	(371)	(236)	(138)
Operating and administrative expense	(268)	(244)	(200)
Depreciation and amortization	(175)	(159)	(158)
Other income/(expense)	4	4	(3)
Interest expense	(74)	(81)	(87)
Earnings before income taxes	328	240	241

Summary of balance sheet of the entity's interest in unconsolidated equity investments of joint ventures

December 31,	2013	2012
(millions of Canadian dollars)
Current assets	366	299
Property, plant and equipment, net	4,050	3,192
Deferred amounts and other assets	35	26
Intangible assets, net	75	74
Goodwill	680	639
Current liabilities	(395)	(333)
Long-term debt	(994)	(895)
Other long-term liabilities	(50)	(194)
Net assets	3,767	2,808